Net (Loss) Income Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Loss Per Share

22. NET (LOSS) INCOME PER SHARE

During the year ended December 31, 2015, 2016 and 2017, the Group has determined that its convertible redeemable participating preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. The Group determined that the nonvested restricted shares of the founders are participating securities as the holders of the nonvested restricted shares have a nonforfeitable right to receive dividends with all ordinary shares but the nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, the Group uses the two class method of computing net loss per share, for ordinary shares, nonvested restricted shares and preferred shares according to the participation rights in undistributed earnings.

However, undistributed loss is only allocated to ordinary shareholders because holders of preferred shares and nonvested restricted shares are not contractually obligated to share losses.

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Basic net (loss)/income per share calculation Numerator:
Net (loss)/income for the year attributable to the Company:	(37,853)	23,946	167,682
Less: Accretion of Series A Shares	4,799	3,209	3,762
Less: Accretion of Series B-1 Shares	1,222	2,738	3,127
Less: Accretion of Series B-2 Shares	17,376	30,121	34,382
Less: Undistributed earnings allocated to Series A preferred shareholders	—	—	48,753
Less: Undistributed earnings allocated to Series B-1 preferred shareholders	—	—	1,361
Less: Undistributed earnings allocated to Series B-2 preferred shareholders	—	—	14,220
Less: Undistributed earnings allocated to participating nonvested restricted shares	—	—	15,957
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary shares—basic	(61,250)	(12,122)	46,120
Denominator:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary shares – basic	50,038,279	55,612,626	67,777,592
Net (loss) income per ordinary share attributable to ordinary shareholders—basic	(1.22)	(0.22)	0.68
Diluted net (loss)/income per share calculation
Net (loss) income attributable to ordinary shareholders for computing net (loss income per ordinary shares—basic	(61,250)	(12,122)	46,120
Add: adjustments to undistributed earnings to participating securities	—	—	3,519
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary shares—basic	(61,250)	(12,122)	49,639
Denominator:
Weighted average ordinary shares basic outstanding	50,038,279	55,612,626	67,777,592
Effect of potentially diluted stock options, restricted stocks and RSUs	—	—	8,514,309
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary shares—dilute	50,038,279	55,612,626	76,291,901
Net (loss) income per ordinary share attributable to ordinary shareholders—diluted	(1.22)	(0.22)	0.65

22. NET (LOSS) INCOME PER SHARE – CONTINUED

During the years ended December 31, 2015, 2016 and 2017, the following shares outstanding were excluded from the calculation of diluted net (loss) income per ordinary shares, as their inclusion would have been anti-dilutive for the years ended December 31, 2015, 2016 and 2017.

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Shares issuable upon exercise of share options, restricted stocks and RSUs	11,545,297	11,891,695	12,683,366
Shares issuable upon vesting of nonvested restricted shares	45,893,191	34,175,372	23,450,173
Shares issuable upon conversion of Series A shares	71,641,792	71,641,792	71,641,792
Shares issuable upon conversion of Series B-1 shares	1,347,945	2,000,000	2,000,000
Shares issuable upon conversion of Series B-2 shares	14,083,010	20,895,523	20,895,523